CONSOLIDATED BALANCE SHEET (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument, Unamortized Discount (Premium), Net	$ 2,946,664	$ 183,560
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		4,000,000	4,000,000
Preferred Stock, Shares Outstanding		0
Preferred Stock, Shares Issued		0	0
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000
Common Stock, Shares, Outstanding	603,603,984	402,196,273	312,860,376
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		2,000,000	2,000,000
Preferred Stock, Shares Outstanding	2,000,000	2,000,000	0
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Shares Authorized		2,000,000	2,000,000
Preferred Stock, Shares Outstanding		0	1,850,000
Preferred Stock, Shares Issued		0
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		2,000,000	2,000,000
Preferred Stock, Shares Outstanding			2,000,000
Preferred Stock, Shares Issued		2,000,000